Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	241 Months Ended
		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Percent			5.15%	2.53%	1.94%	2.18%
Performance Inception Date		Nov. 17, 2003
Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.70%	1.39%	1.07%	1.28%
Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.08%	1.51%	1.14%	1.35%
Class F Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Percent			5.98%	0.42%	3.22%	5.17%
Performance Inception Date		Nov. 17, 2003
Class F Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.36%	(0.91%)	1.43%	3.44%
Class F Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.50%	(0.17%)	1.91%	3.51%
Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Percent			6.16%	3.24%	2.72%	3.08%
Performance Inception Date		Nov. 17, 2003
Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.66%	1.95%	1.65%	1.99%
Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.70%	2.05%	1.70%	2.00%
Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Percent			8.76%	5.88%	6.13%	6.98%
Performance Inception Date		Nov. 17, 2003
Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.58%	3.67%	3.76%	5.07%
Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.76%	3.82%	4.03%	4.99%
Class F Prospectus | SAAT MODERATE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Percent			6.80%	4.13%	3.62%	4.24%
Performance Inception Date		Nov. 17, 2003
Class F Prospectus | SAAT MODERATE STRATEGY FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.55%	2.52%	2.28%	2.98%
Class F Prospectus | SAAT MODERATE STRATEGY FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.10%	2.69%	2.33%	2.90%
Class F Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Percent			8.24%	7.19%	6.62%	7.15%
Performance Inception Date		Nov. 17, 2003
Class F Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.33%	4.71%	4.54%	5.62%
Class F Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.04%	5.13%	4.74%	5.46%
Class F Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Percent			14.42%	7.71%	5.47%	5.94%
Performance Inception Date		Nov. 17, 2003
Class F Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.16%	5.38%	3.90%	4.63%
Class F Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.04%	5.55%	3.90%	4.46%
Class F Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Percent			16.14%	10.76%	7.42%	7.48%
Performance Inception Date		Nov. 17, 2003
Class F Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.46%	9.24%	6.39%	6.67%
Class F Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.38%	8.29%	5.77%	6.08%
Class F Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Percent			9.98%	5.28%	3.95%	4.72%
Performance Inception Date		Nov. 17, 2003
Class F Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.77%	3.11%	2.24%	3.19%
Class F Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.00%	3.51%	2.53%	3.24%
Class F Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Percent			16.16%	10.74%	7.41%	7.07%
Performance Inception Date		Nov. 17, 2003
Class F Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.17%	8.77%	6.12%	6.08%
Class F Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.57%	8.23%	5.73%	5.66%
Class F Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Percent			11.64%	6.39%	4.56%	5.13%
Performance Inception Date		Nov. 17, 2003
Class F Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.41%	4.26%	3.04%	3.78%
Class F Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.11%	4.43%	3.10%	3.68%
Class F Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Percent			16.11%	10.75%	7.41%	7.27%
Performance Inception Date		Nov. 17, 2003
Class F Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.42%	9.08%	6.38%	6.43%
Class F Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.39%	8.27%	5.78%	5.88%
Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	1.10%	1.81%	3.17%
Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%	12.03%	9.98%
Class F Prospectus | ICE BofA U.S. 3-Month Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.01%	1.88%	1.25%	1.46%
Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - DEFENSIVE STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			6.34%	2.66%	1.99%	2.66%
Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - DEFENSIVE STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Average Annual Return, Percent			6.70%	2.61%	1.94%	2.54%
Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - CONSERVATIVE STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			7.94%	3.58%	2.75%	3.59%
Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - CONSERVATIVE STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Average Annual Return, Percent			18.09%	9.95%	7.76%	7.44%
Class F Prospectus | MSCI EAFE Index Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			18.24%	8.16%	4.28%	6.08%
Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - MODERATE STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			10.74%	5.20%	4.07%	4.88%
Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - MODERATE STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Average Annual Return, Percent			20.05%	11.31%	8.65%	8.01%
Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			18.63%	10.08%	7.40%	7.69%
Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - TAX-MANAGED AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			24.44%	14.06%	10.52%	9.29%
Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - CORE MARKET STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			13.50%	6.73%	5.33%	6.11%
Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - CORE MARKET STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Average Annual Return, Percent			23.79%	13.55%	10.16%	9.14%
Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - MARKET GROWTH STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			15.03%	7.73%	5.91%	6.60%
Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - MARKET GROWTH STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Average Annual Return, Percent			23.79%	13.55%	10.16%	9.14%
Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Average Annual Return, Percent			5.15%	2.53%	1.94%	2.18%
Performance Inception Date		Nov. 17, 2003
Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.70%	1.39%	1.07%	1.28%
Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.08%	1.51%	1.14%	1.35%
Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.26%	2.45%	1.92%	2.08%
Performance Inception Date	[1]	Nov. 17, 2003
Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.08%	1.46%	1.17%	1.19%
Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.16%	1.56%	1.21%	1.29%
Class D Prospectus | SAAT MODERATE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.00%	3.37%	2.85%	3.25%
Performance Inception Date	[2]	Nov. 17, 2003
Class D Prospectus | SAAT MODERATE STRATEGY FUND - CLASS D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.06%	2.07%	1.82%	2.17%
Class D Prospectus | SAAT MODERATE STRATEGY FUND - CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		3.62%	2.22%	1.85%	2.17%
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Average Annual Return, Percent	[3]		13.58%	6.91%	4.68%	4.94%
Performance Inception Date	[3]	Nov. 17, 2003
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		12.57%	4.77%	3.31%	3.72%
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		8.50%	5.00%	3.36%	3.62%
Class D Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS D
Prospectus [Line Items]
Average Annual Return, Percent			9.98%	5.28%	3.95%	4.72%
Performance Inception Date		Nov. 17, 2003
Class D Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.77%	3.11%	2.24%	3.19%
Class D Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.00%	3.51%	2.53%	3.24%
Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS D
Prospectus [Line Items]
Average Annual Return, Percent	[4]		10.84%	5.60%	3.77%	4.14%
Performance Inception Date	[4]	Nov. 17, 2003
Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]		9.92%	3.74%	2.53%	2.93%
Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]		6.61%	3.92%	2.59%	2.90%
Class D Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%	1.10%	1.81%	3.17%
Class D Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		26.29%	15.69%	12.03%	9.98%
Class D Prospectus | ICE BofA U.S. 3-Month Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.01%	1.88%	1.25%	1.46%
Class D Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - DEFENSIVE STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			6.34%	2.66%	1.99%	2.66%
Class D Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - CONSERVATIVE STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.94%	3.58%	2.75%	3.59%
Class D Prospectus | MSCI EAFE Index Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.24%	8.16%	4.28%	6.08%
Class D Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - MODERATE STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent	[2]		10.74%	5.20%	4.07%	4.88%
Class D Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent	[3]		18.63%	10.08%	7.40%	7.69%
Class D Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - CORE MARKET STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			13.50%	6.73%	5.33%	6.11%
Class D Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - MARKET GROWTH STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent	[4]		15.03%	7.73%	5.91%	6.60%
Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Average Annual Return, Percent			4.89%	2.28%	1.69%	1.93%
Performance Inception Date		Nov. 17, 2003
Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.51%	1.23%	0.90%	1.09%
Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.92%	1.36%	0.99%	1.18%
Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Average Annual Return, Percent			5.85%	3.01%	2.47%	2.92%
Performance Inception Date		Nov. 17, 2003
Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.49%	1.85%	1.53%	1.94%
Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.51%	1.92%	1.56%	1.92%
Class I Prospectus | SAAT MODERATE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Average Annual Return, Percent			6.48%	3.88%	3.37%	4.11%
Performance Inception Date		Nov. 17, 2003
Class I Prospectus | SAAT MODERATE STRATEGY FUND - CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.38%	2.42%	2.17%	2.96%
Class I Prospectus | SAAT MODERATE STRATEGY FUND - CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.91%	2.55%	2.19%	2.85%
Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Average Annual Return, Percent			14.28%	7.46%	5.21%	5.64%
Performance Inception Date		Nov. 17, 2003
Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.07%	5.15%	3.69%	4.37%
Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.96%	5.37%	3.72%	4.22%
Class I Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS I
Prospectus [Line Items]
Average Annual Return, Percent			10.46%	5.80%	4.32%	5.02%
Performance Inception Date		Nov. 17, 2003
Class I Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.45%	3.92%	2.90%	3.67%
Class I Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.27%	4.00%	2.94%	3.56%
Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS I
Prospectus [Line Items]
Average Annual Return, Percent			11.29%	6.12%	4.29%	4.86%
Performance Inception Date		Nov. 17, 2003
Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.14%	4.06%	2.84%	3.57%
Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.90%	4.25%	2.92%	3.49%
Class I Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	1.10%	1.81%	3.17%
Class I Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%	12.03%	9.98%
Class I Prospectus | ICE BofA U.S. 3-Month Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.01%	1.88%	1.25%	1.46%
Class I Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - DEFENSIVE STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			6.34%	2.66%	1.99%	2.66%
Class I Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - CONSERVATIVE STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			7.94%	3.58%	2.75%	3.59%
Class I Prospectus | MSCI EAFE Index Return (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			18.24%	8.16%	4.28%	6.08%
Class I Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - MODERATE STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			10.74%	5.20%	4.07%	4.88%
Class I Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			18.63%	10.08%	7.40%	7.69%
Class I Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - CORE MARKET STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			13.50%	6.73%	5.33%	6.11%
Class I Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes) - MARKET GROWTH STRATEGY FUND
Prospectus [Line Items]
Average Annual Return, Percent			15.03%	7.73%	5.91%	6.60%

[1]	The Fund's Class D Shares commenced operations on March 25, 2011. For periods prior to March 25, 2011, the performance of the Fund's Class F Shares, adjusted for the higher total annual fund operating expenses of the Class D Shares has been used. Returns for Class D Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class D Shares have higher total annual fund operating expenses than Class F Shares.
[2]	The Fund's Class D Shares commenced operations on March 25, 2011. For periods prior to March 25, 2011, the performance of the Fund's Class F Shares, adjusted for the higher total annual fund operating expenses of the Class D Shares has been used. Returns for Class D Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class D Shares have higher total annual fund operating expenses than Class F Shares.
[3]	The Fund's Class D Shares commenced operations on March 25, 2011. For periods prior to March 25, 2011, the performance of the Fund's Class F Shares, adjusted for the higher total annual fund operating expenses of the Class D Shares has been used. Returns for Class D Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class D Shares have higher total annual fund operating expenses than Class F Shares.
[4]	The Fund's Class D Shares commenced operations on March 25, 2011. For periods prior to March 25, 2011, the performance of the Fund's Class F Shares, adjusted for the higher total annual fund operating expenses of the Class D Shares has been used. Returns for Class D Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class D Shares have higher total annual fund operating expenses than Class F Shares.